EMPLOYEE BENEFIT PLANS, Schedule of Separation Agreements (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2020	Oct. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Voluntary Separation Program
Employee Benefit Plans [Abstract]
Severance costs	$ 0	$ 0	$ 0	$ 1,122
Voluntary Separation Program | Direct cost
Employee Benefit Plans [Abstract]
Severance costs	0	0	0	105
Voluntary Separation Program | General and Administrative Expense
Employee Benefit Plans [Abstract]
Severance costs	0	0	0	1,017
Involuntary Separation Program
Employee Benefit Plans [Abstract]
Severance costs	227	4,539	9,235	21,214
Involuntary Separation Program | Direct cost
Employee Benefit Plans [Abstract]
Severance costs	104	4,376	7,125	11,538
Involuntary Separation Program | General and Administrative Expense
Employee Benefit Plans [Abstract]
Severance costs	$ 123	$ 163	$ 2,110	$ 9,676